Summary of contract revenues and other operating income (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Contract revenues
Total contract revenue	SFr 3,934	SFr 0	SFr 3,934	SFr 0
License and collaboration agreement of 2014, Life Molecular Imaging [Member]
Contract revenues
Total contract revenue	SFr 3,934		SFr 3,934